Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Millions		3 Months Ended					12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Impairments		$ 1	$ 212	$ 645	$ 25	$ 74	$ 849	$ 99
Wood River
Property, Plant and Equipment [Line Items]
Impairments	[1]					$ 74	$ 0
Minimum
Property, Plant and Equipment [Line Items]
Useful lives							1 year
Maximum
Property, Plant and Equipment [Line Items]
Useful lives							40 years
Power generation facilities | Minimum
Property, Plant and Equipment [Line Items]
Useful lives							1 year
Power generation facilities | Maximum
Property, Plant and Equipment [Line Items]
Useful lives							36 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives							4 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives							40 years
Office and miscellaneous equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives							3 years
Office and miscellaneous equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives							20 years

[1]	Primarily attributable to its uneconomic operation stemming from a poorly designed wholesale capacity market and increased environmental costs.